Fair Value of Financial Instruments (Details 2) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Cost	$ 5,271,900	$ 327,900	$ 339,400
Fair value	5,325,700	331,800	330,900
Unrealized holding gain (loss)	53,800	3,900	(8,500)
Equity Securities
Cost	102,200	77,600	47,100
Fair value	148,100	101,900	72,000
Unrealized holding gain (loss)	45,900	24,300	24,900
Mutual Funds
Cost	5,169,700	250,300	292,300
Fair value	5,177,600	229,900	258,900
Unrealized holding gain (loss)	$ 7,900	$ (20,400)	$ (33,400)